Note 8 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
8.	Property and Equipment, Net

Property and equipment, net, consists of the following:

	December 31, 2022	December 31, 2021
	(in thousands)
Computer equipment	$6,079	$5,777
Leasehold improvements	3,823	2,769
Furniture and fixtures	1,316	1,102
Building	725	786
Office equipment	493	394
Software	347	378
	12,783	11,206
Less accumulated depreciation and amortization	(7,246)	(7,284)
	$5,537	$3,922

Depreciation and amortization expense was $2.1 million, $1.2 million, and $1.1 million for the years ended December 31, 2022, 2021, and 2020, respectively.